Organization and Nature of Operations (Details) - Schedule of Consolidated VIE and Subsidiaries	6 Months Ended
Jun. 30, 2024
Hongli Hong Kong Limited (“Hongli HK”) [Member]
Subsidiaries
Date of Organization	Mar. 05, 2021
Place of Organization	Hong Kong SAR
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”) [Member]
Subsidiaries
Date of Organization	Apr. 08, 2021
Place of Organization	People’s Republic of China(“PRC”)
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”) [Member]
Subsidiaries
Date of Organization	Sep. 13, 1999
Place of Organization	PRC
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) [Member]
Subsidiaries
Date of Organization	May 23, 2019	[1]
Place of Organization	PRC	[1]
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) [Member]
Subsidiaries
Date of Organization	Sep. 18, 2020	[2]
Place of Organization	PRC	[2]

[1]	Wholly owned subsidiary of Hongli Shandong
[2]	Haozhen Shandong was jointly established by Hongli Shandong and Sungda Tech Co., Ltd., with Sungda Tech holding a 30 % ownership interest in Haozhen Shandong. As of June 30, 2024, Haozhen had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the unaudited condensed consolidated financial statements for the six months ended June 30, 2024, and December 31, 2023.